Stock-Based Compensation - Additional Information (Details)										1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			22 Months Ended
	Sep. 30, 2017 USD ($) $ / shares shares	Jun. 05, 2017 shares	Mar. 22, 2017 shares	Mar. 16, 2017 USD ($) shares	Jul. 19, 2016 installment shares	Dec. 31, 2014 shares	Dec. 01, 2013 installment shares	Sep. 30, 2013 $ / shares shares	Jun. 14, 2013 shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2014 $ / shares shares	Mar. 31, 2017 shares	Mar. 04, 2014 shares	Mar. 04, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)													793,738		1,274,549	0
Outstanding value of options (in dollars per share) | $ / shares													$ 14.00		$ 2.25	$ 0.00
Forfeited (in shares)													5,148		114,456	0	13,437
Deferred IPO bonus expense | $											$ 677,000		$ 7,706,000
Outstanding balance (in shares)	4,636,353					3,485,791				4,645,884	4,636,353		4,636,353		4,645,884	3,485,791	3,485,791	3,485,791
Canceled (in shares)													(571,927)		0
Common stock, par value (in dollars per share) | $ / shares	$ 0.001							$ 0.001		$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Stock-based compensation | $											$ 751,000	$ 510,000	$ 8,730,000	$ 1,130,000	$ 1,649,282	$ 1,238,824
Granted (in dollars per share) | $ / shares													$ 3.35		$ 1.77	$ 0.00
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			372,335					372,335					691,585
Canceled (in shares)			(372,335)
Restricted stock units, conversion of stock, conversion rights (in shares)								1
Granted (in dollars per share) | $ / shares								$ 3.89					$ 13.65
Vested (in shares)													0
Granted (in dollars per share) | $ / shares								$ 3.89
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)													169,635
Vested (in shares)													0
Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)																				4,645,884	4,645,884
Deferred IPO bonus expense | $				$ 5,100,000
Stock Option Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)																		3,499,228
Outstanding value of options (in dollars per share) | $ / shares																		$ 3.96
Expiration period						10 years
Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)																			5,800,000
Stock-based compensation | $															$ 1,600,000	$ 1,200,000
Compensation cost not yet recognized, period for recognition	2 years 10 months 24 days														1 year 7 months 6 days
Tax benefit from compensation expense | $													$ 8,700,000	1,100,000	$ 600,000	400,000
Compensation not yet recognized, stock options | $	$ 7,500,000									$ 2,400,000	$ 7,500,000		7,500,000		2,400,000
Incentive Award Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		319,250
Granted (in shares)		319,250
Stock-based compensation | $													5,800,000	0
Restricted stock units, conversion of stock, conversion rights (in shares)		1
Incentive Award Plan | Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation | $													200,000	0
June 14, 2013 | Stock Option Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)									2,799,408
Expiration period									10 years
Award vesting rights									25.00%
Stock-based compensation | $													700,000	900,000	$ 1,200,000	$ 1,200,000
December 1, 2013 | Stock Option Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)							699,820
Number of installments | installment							4
Expiration period							10 years
Award vesting rights							25.00%
Forfeited (in shares)															114,456
July 19, 2016 | Stock Option Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					1,274,549
Number of installments | installment					5
Expiration period					10 years
Award vesting rights										20.00%
Stock-based compensation | $													1,800,000	200,000	$ 400,000
March 16, 2017 | Stock Option Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				793,738
Expiration period				10 years
Stock-based compensation | $													$ 400,000	$ 0